Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2020 INR (₨)
Investments accounted for using equity method [Line Items]
Total current assets		₨ 206,940			₨ 181,856				$ 2,518
Total non-current assets		114,914			110,971				1,398
Total assets		321,854			292,827				3,916
Equity		230,991			190,527		₨ 173,062		2,810	₨ 154,988
Total current liabilities		85,845			94,015				1,044
Total equity and liabilities		321,854			292,827				3,916
Revenues		245,879	[1]	$ 2,992	214,391	[1]	189,722	[1]
Profit for the year		45,067		548	23,568		17,238
Company's share of profits for the year		370		$ 5	703		₨ 480
Carrying value of the Company's investment		₨ 4,702			₨ 4,318				$ 57
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%		51.30%
Total current assets		₨ 6,972			₨ 7,569		₨ 8,778
Total non-current assets		3,372			2,460		892
Total assets		10,344			10,029		9,670
Equity		8,696			7,944		6,088
Total current liabilities		1,648			2,085		3,582
Total equity and liabilities		10,344			10,029		9,670
Revenues		9,323			9,867		9,017
Expenses		8,598			8,480		8,117
Profit for the year		725			1,387		900
Company's share of profits for the year		372			712		461
Carrying value of the Company's investment	[2]	4,645			4,259		3,307
Translation adjustment arising out of translation of foreign currency balances		₨ 692			₨ 678		₨ 438

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).
[2]	Includes Rs.181 representing the goodwill on acquisition of investment.